N-4	Dec. 31, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Entity Central Index Key	0001021330
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Fund Access Charge	Total (Current Expenses + Fund Access Charge)	Average Annual Total Returns (as of 12/31/2025)
					1 Year	5 Year	10 Year
Fixed Income	Dimensional VA Global Bond Portfolio Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd. DFA Australia Limited	0.21%	0.35%	0.56%	4.35%	1.38%	1.81%
Allocation	Dimensional VA Global Moderate Allocation Portfolio♦ Dimensional Fund Advisors LP	0.28%	0.35%	0.63%	14.68%	8.42%	8.65%
Equity	Dimensional VA International Small Portfolio Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd. DFA Australia Limited	0.39%	0.35%	0.74%	36.99%	8.89%	8.68%
Equity	Dimensional VA International Value Portfolio Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd. DFA Australia Limited	0.27%	0.35%	0.62%	45.64%	15.85%	10.46%
Fixed Income	Dimensional VA Short-Term Fixed Portfolio Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd. DFA Australia Limited	0.12%	0.35%	0.47%	4.33%	2.65%	1.97%
Equity	Dimensional VA U.S. Large Value Portfolio Dimensional Fund Advisors LP	0.21%	0.35%	0.56%	15.83%	11.97%	10.51%
Equity	Dimensional VA U.S. Targeted Value Portfolio Dimensional Fund Advisors LP	0.29%	0.35%	0.64%	8.95%	13.60%	11.00%

Variable Option [Line Items]
Portfolio Companies [Table Text Block]
Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Fund Access Charge	Total (Current Expenses + Fund Access Charge)	Average Annual Total Returns (as of 12/31/2025)
					1 Year	5 Year	10 Year
Fixed Income	Dimensional VA Global Bond Portfolio Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd. DFA Australia Limited	0.21%	0.35%	0.56%	4.35%	1.38%	1.81%
Allocation	Dimensional VA Global Moderate Allocation Portfolio♦ Dimensional Fund Advisors LP	0.28%	0.35%	0.63%	14.68%	8.42%	8.65%
Equity	Dimensional VA International Small Portfolio Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd. DFA Australia Limited	0.39%	0.35%	0.74%	36.99%	8.89%	8.68%
Equity	Dimensional VA International Value Portfolio Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd. DFA Australia Limited	0.27%	0.35%	0.62%	45.64%	15.85%	10.46%
Fixed Income	Dimensional VA Short-Term Fixed Portfolio Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd. DFA Australia Limited	0.12%	0.35%	0.47%	4.33%	2.65%	1.97%
Equity	Dimensional VA U.S. Large Value Portfolio Dimensional Fund Advisors LP	0.21%	0.35%	0.56%	15.83%	11.97%	10.51%
Equity	Dimensional VA U.S. Targeted Value Portfolio Dimensional Fund Advisors LP	0.29%	0.35%	0.64%	8.95%	13.60%	11.00%

Dimensional VA Global Bond Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Dimensional VA Global Bond Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd. DFA Australia Limited
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	4.35%
Average Annual Total Returns, 5 Years [Percent]	1.38%
Average Annual Total Returns, 10 Years [Percent]	1.81%
Dimensional VA Global Moderate Allocation Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Dimensional VA Global Moderate Allocation Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.28%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	14.68%
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	8.65%
Dimensional VA International Small Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Dimensional VA International Small Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd. DFA Australia Limited
Current Expenses [Percent]	0.39%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	36.99%
Average Annual Total Returns, 5 Years [Percent]	8.89%
Average Annual Total Returns, 10 Years [Percent]	8.68%
Dimensional VA International Value Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Dimensional VA International Value Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd. DFA Australia Limited
Current Expenses [Percent]	0.27%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	45.64%
Average Annual Total Returns, 5 Years [Percent]	15.85%
Average Annual Total Returns, 10 Years [Percent]	10.46%
Dimensional VA Short-Term Fixed Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Dimensional VA Short-Term Fixed Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd. DFA Australia Limited
Current Expenses [Percent]	0.12%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	4.33%
Average Annual Total Returns, 5 Years [Percent]	2.65%
Average Annual Total Returns, 10 Years [Percent]	1.97%
Dimensional VA U.S. Large Value Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Dimensional VA U.S. Large Value Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	15.83%
Average Annual Total Returns, 5 Years [Percent]	11.97%
Average Annual Total Returns, 10 Years [Percent]	10.51%
Dimensional VA U.S. Targeted Value Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Dimensional VA U.S. Targeted Value Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	8.95%
Average Annual Total Returns, 5 Years [Percent]	13.60%
Average Annual Total Returns, 10 Years [Percent]	11.00%